Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2017
Short-term borrowings and long-term debt

10. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥1,500	¥1,500
(Year ended March 31, 2016—weighted-average rate per annum : 0.5% as of March 31, 2016)
(Year ended March 31, 2017—weighted-average rate per annum : 0.4% as of March 31, 2017)

Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	264	123
(Year ended March 31, 2016—weighted-average rate per annum :0.7% as of March 31, 2016)
(Year ended March 31, 2017—weighted-average rate per annum :0.7% as of March 31, 2017)

Total short-term borrowings	¥1,764	¥1,623

Long-term debt as of March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016	2017
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥220,000	¥220,000
(Year ended March 31, 2016—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
(Year ended March 31, 2017—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	400	257
(Year ended March 31, 2016—interest rates per annum : 0.9%, due : years ending March 31, 2017-2018)
(Year ended March 31, 2017—interest rates per annum : 0.7%-1.4%, due : years ending March 31, 2018-2022)

Sub-total	¥220,400	¥220,257
Less: Current portion	(200)	(60,217)

Total long-term debt	¥220,200	¥160,040

For the fiscal years ended March 31, 2016 and 2017, DOCOMO did not redeem or issue corporate bonds.

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO may use interest rate swap agreements, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap agreements is disclosed in Note 21 “Financial instruments.” DOCOMO did not enter into any interest rate swaps agreements designated as instruments hedging the changes in fair value for the fiscal years ended March 31, 2016 and 2017. DOCOMO was not a counterparty to any interest rate swap agreements designated as instruments hedging the changes in fair value as of March 31, 2016 and 2017.

Interest costs related to short-term borrowings and long-term debt for the fiscal years ended March 31, 2015, 2016 and 2017 totaled ¥2,790 million, ¥2,681 million and ¥2,636 million, respectively. “Interest expense” in the consolidated statements of income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2017, were as follows:

Years ending March 31	Millions of yen
2018	¥60,217
2019	110,017
2020	13
2021	8
2022	2
Thereafter	50,000

Total	¥220,257